UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: NOVEMBER 30, 2011         (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Systematic Value Fund

Schedule of Portfolio Investments

November 30, 2011 (unaudited)

Security Description	Shares	Value
Common Stocks – 98.2%
Consumer Discretionary—11.3%
CBS Corp., Class B	40,200	$1,046,808
Foot Locker, Inc.	44,900	1,059,191
Harley-Davidson, Inc.	14,800	544,196
Home Depot, Inc., The	9,300	364,746
Lear Corp.	24,428	1,024,266
Macy’s, Inc.	39,100	1,264,103
PVH Corp.	7,900	536,331
Signet Jewelers, Ltd.	8,800	389,664
Target Corp.	10,000	527,000
Viacom, Inc., Class B	13,000	581,880
Wyndham Worldwide Corp.	17,350	615,058
Total Consumer Discretionary		7,953,243
Consumer Staples—4.0%
CVS Caremark Corp.	26,300	1,021,492
Herbalife, Ltd.	12,850	710,605
Lorillard, Inc.	3,000	334,860
Smithfield Foods, Inc.*	30,700	751,843
Total Consumer Staples		2,818,800
Energy—12.8%
Anadarko Petroleum Corp.	12,725	1,034,161
Apache Corp.	6,625	658,790
Chevron Corp.	23,300	2,395,706
ConocoPhillips Co.	11,300	805,916
Marathon Petroleum Corp.	25,300	844,767
Nabors Industries, Ltd.*	26,200	470,028
National Oilwell Varco, Inc.	20,150	1,444,755
Oil States International, Inc.*	9,850	741,212
Spectra Energy Corp.	8,300	244,186
Valero Energy Corp.	14,675	326,812
Total Energy		8,966,333
Financials—22.7%
Aflac, Inc.	15,500	673,320
Capital One Financial Corp.	18,500	826,210
Citigroup, Inc.	49,260	1,353,665
Discover Financial Services	79,700	1,898,454
Fifth Third Bancorp	86,600	1,046,994
JPMorgan Chase & Co.	61,900	1,917,044
KeyCorp	119,300	869,697
Lincoln National Corp.	34,700	700,246
Metlife, Inc.	42,400	1,334,752

Systematic Value Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Financials—22.7% (continued)
Morgan Stanley	14,700	$217,413
PNC Financial Services Group, Inc., The	31,900	1,729,299
Prudential Financial, Inc.	22,100	1,119,144
SLM Corp.	68,000	875,840
State Street Corp.	16,625	659,181
XL Group PLC	36,600	754,692
Total Financials		15,975,951
Health Care—13.3%
Abbott Laboratories	6,300	343,665
Bristol-Myers Squibb Co.	21,700	710,024
CIGNA Corp.	15,500	685,565
HCA Holdings, Inc.*	14,400	351,072
McKesson Corp.	13,100	1,065,161
Merck & Co., Inc.	35,500	1,269,125
Pfizer, Inc.	106,300	2,133,441
UnitedHealth Group, Inc.	42,600	2,077,602
Watson Pharmaceuticals, Inc.*	10,700	691,434
Total Health Care		9,327,089
Industrials—10.7%
Caterpillar, Inc.	11,200	1,096,256
Cummins, Inc.	4,375	421,444
Eaton Corp.	14,100	633,231
Emerson Electric Co.	9,050	472,862
General Electric Co.	114,200	1,816,922
Hertz Global Holdings, Inc.*	69,300	783,783
KBR, Inc.	13,000	375,700
Owens Corning, Inc.*	17,000	487,900
Timken Co.	16,850	707,868
Triumph Group, Inc.	6,550	389,660
Tyco International, Ltd.	6,400	306,944
Total Industrials		7,492,570
Information Technology—10.8%
Accenture PLC, Class A	11,700	677,781
Atmel Corp.*	53,874	477,862
Broadcom Corp., Class A*	13,800	418,761
Cisco Systems, Inc.	18,900	352,296
Dell, Inc.*	38,100	600,456
Electronic Arts, Inc.*	18,200	422,058
EMC Corp.*	19,741	454,240
Intel Corp.	14,500	361,195
International Business Machines Corp.	2,100	394,800
Oracle Corp.	10,800	338,580

Systematic Value Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Information Technology—10.8% (continued)
SanDisk Corp.*	9,800	$483,238
Seagate Technology	32,850	561,735
Symantec Corp.*	77,000	1,258,950
VeriFone Holdings, Inc.*	10,300	451,655
Visa, Inc., Class A	3,500	339,395
Total Information Technology		7,593,002
Materials—5.2%
Agrium, Inc.	11,275	789,137
Domtar Corp.	6,600	518,298
Freeport McMoRan Copper & Gold, Inc., Class B	36,500	1,445,400
Huntsman Corp.	47,100	514,803
Mosaic Co., The	7,900	416,804
Total Materials		3,684,442
Telecommunication Services—2.7%
AT&T, Inc.	64,600	1,872,108
Utilities—4.7%
FirstEnergy Corp.	41,000	1,823,270
National Fuel Gas Co.	8,050	466,498
NiSource, Inc.	20,700	474,237
PPL Corp.	17,800	534,356
Total Utilities		3,298,361
Total Common Stocks (cost $67,008,066)		68,981,899
Other Investment Companies—1.5%[1]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.05% (cost $1,088,382)	1,088,382	1,088,382
Total Investments—99.7%(cost $68,096,448)		70,070,281
Other Assets, less Liabilities—0.3%		180,613
Net Assets—100.0%		$70,250,894

Systematic Mid Cap Fund

Schedule of Portfolio Investments

November 30, 2011 (unaudited)

Security Description	Shares		Value
Common Stocks - 97.9%
Consumer Discretionary—11.6%
Brinker International, Inc.	33,500		$806,680
CBS Corp., Class B	84,800		2,208,192
Foot Locker, Inc.	194,750		4,594,152
Harley-Davidson, Inc.	87,475		3,216,456
Lear Corp.	98,749		4,140,546
Macy’s, Inc.	171,700		5,551,061
Pier 1 Imports, Inc.*	312,050		4,240,760
PVH Corp.	27,000		1,833,030
Signet Jewelers, Ltd.	66,425		2,941,299
Wyndham Worldwide Corp.	44,600		1,581,070
Total Consumer Discretionary			31,113,246
Consumer Staples—6.9%
Constellation Brands, Inc.*	136,300		2,653,761
Hain Celestial Group, Inc.*	129,125		4,821,528
Herbalife, Ltd.	62,200		3,439,660
Lorillard, Inc.	11,400		1,272,468
Nu Skin Enterprises, Inc., Class A	40,950		1,954,953
Smithfield Foods, Inc.*	178,075		4,361,057
Total Consumer Staples			18,503,427
Energy—5.7%
Oil States International, Inc.*	71,500		5,380,375
Spectra Energy Corp.	69,675		2,049,838
Superior Energy Services, Inc.*	175,800	[2]	5,223,018
Valero Energy Corp.	44,775		997,139
Western Refining, Inc.*	136,825	[2]	1,626,849
Total Energy			15,277,219
Financials—28.5%
Annaly Capital Management, Inc.	208,025		3,342,962
BioMed Realty Trust, Inc.	215,100		3,830,931
Brandywine Realty Trust	260,950		2,272,874
CBL & Associates Properties, Inc.	340,450		4,865,030
Discover Financial Services	256,625		6,112,809
DuPont Fabros Technology, Inc.	92,925	[2]	2,093,600
Fifth Third Bancorp	559,400		6,763,146
Home Properties of NY, Inc.	87,725		4,822,243
Invesco, Ltd.	245,050		4,962,262
KeyCorp	796,700		5,807,943
Lincoln National Corp.	275,350		5,556,563
Marsh & McLennan Co., Inc.	210,475		6,354,240
Raymond James Financial, Inc.	163,875		4,885,114

Systematic Mid Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Financials—28.5% (continued)
SLM Corp.	440,700	$5,676,216
State Street Corp.	84,050	3,332,582
XL Group PLC	278,100	5,734,422
Total Financials		76,412,937
Health Care—7.3%
Cardinal Health, Inc.	116,150	4,931,729
CIGNA Corp.	93,300	4,126,659
Health Management Associates, Inc., Class A*	525,825	4,322,282
Health Net, Inc.*	157,200	4,895,208
Zimmer Holdings, Inc.*	26,225	1,325,674
Total Health Care		19,601,552
Industrials—11.4%
Eaton Corp.	83,500	3,749,985
Hertz Global Holdings, Inc.*	356,575	4,032,863
KBR, Inc.	149,270	4,313,903
Owens Corning, Inc.*	94,875	2,722,912
Pentair, Inc.	67,200	2,555,616
Ryder System, Inc.	110,925	5,799,159
Timken Co.	91,750	3,854,418
Triumph Group, Inc.	56,645	3,369,811
Total Industrials		30,398,667
Information Technology—8.5%
Atmel Corp.*	198,664	1,762,150
Cadence Design Systems, Inc.*	327,450	3,582,303
Electronic Arts, Inc.*	140,500	3,258,195
SanDisk Corp.*	35,275	1,739,410
Seagate Technology	166,050	2,839,455
Symantec Corp.*	286,350	4,681,822
ValueClick, Inc.*	234,325	3,622,664
Western Digital Corp.*	42,950	1,248,556
Total Information Technology		22,734,555
Materials—5.0%
Agrium, Inc.	39,450	2,761,106
Albemarle Corp.	21,650	1,180,574
Huntsman Corp.	296,240	3,237,903
MeadWestvaco Corp.	118,850	3,547,672
Nucor Corp.	71,000	2,799,530
Total Materials		13,526,785
Utilities—13.0%
American Water Works Co., Inc.	168,400	5,232,188
CMS Energy Corp.	240,575	5,032,829
Energen Corp.	117,475	5,958,332

Systematic Mid Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Utilities—13.0% (continued)
FirstEnergy Corp.	144,200	$6,412,574
NiSource, Inc.	212,400	4,866,084
PPL Corp.	244,875	7,351,149
Total Utilities		34,853,156
Total Common Stocks (cost $264,242,610)		262,421,544
Other Investment Companies—3.3%[1]
BNY Mellon Overnight Government Fund, 0.11%[3]	5,567,655	5,567,655
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.05%	3,180,722	3,180,722
Total Other Investment Companies (cost $8,748,377)		8,748,377
Total Investments—101.2% (cost $272,990,987)		271,169,921
Other Assets, less Liabilities—(1.2)%		(3,295,638)
Net Assets—100.0%		$267,874,283

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At November 30, 2011, the approximate cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Systematic Value Fund	$68,465,603	$5,392,057	($3,787,379)	$1,604,678

Systematic Mid Cap Value Fund	273,296,931	11,980,692	(14,107,702)	(2,127,010)

*	Non-income-producing security.
[1]

Yield shown for each short-term investment represents its November 30, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of November 30, 2011, amounting to:

Fund	Market Value	% of Net Assets
Systematic Mid Cap Value Fund	$5,432,875	2.0%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 — inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 — inputs are significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. As of November 30, 2011, the securities in Systematic Value and Systematic Mid Cap Value were all Level 1 inputs. For a detailed break-out of the common stock by major industry classification, please refer to the respective Schedule of Portfolio investments.

As of November 30, 2011, the Funds had no transfers between Level 1 and Level 2 from the beginning of the reporting period.

1

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: January 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: January 24, 2012

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: January 24, 2012